Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2019
Commitments And Contingencies Disclosure [Abstract]
Schedule of Future Minimum Lease Payments with Respect to Agreements

As of December 31, 2019, future minimum payments with respect to these agreements consist of the following:

	RMB	US$ (Note 2(e))
Years Ending December 31,
2020	162,994,545	23,412,701
2021	66,730,220	9,585,196
2022	—	—

Schedule of Future Minimum Payments under Non-cancellable Capital Expenditure	As of December 31, 2019, future minimum payments under non-cancellable capital expenditure of the following:
	RMB	US$ (Note 2(e))
Years Ending December 31,
2020	53,808,767	7,729,146
2021	448,000	64,351